Stockholders' Deficit - Share-based Compensation, Stock Options, Activity (FY) (Details) - $ / shares	2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Aug. 31, 2018	Aug. 31, 2017
Share-based Compensation, Stock Options, Activity [Abstract]
Options outstanding, Number of Options		0	38,462	0	0
Options outstanding, Weighted Average Exercise Price		$ 0	$ 6.76	$ 0	$ 0
Granted, Number of Options	93,000	38,462		0	0
Granted (in dollars per share)	$ 7.50	$ 6.76		$ 0	$ 0
Exercised, Number of Options		0		0	0
Exercised, Weighted Average Exercise Price		$ 0		$ 0	$ 0
Cancelled / Expired, Number of Options		0		0	0
Cancelled / Expired, Weighted Average Exercise Price		$ 0		$ 0	$ 0
Options outstanding, Number of Options	5,381,462	38,462	5,381,462	0	0
Options outstanding, Weighted Average Exercise Price	$ 5.04	$ 6.76	$ 5.04	$ 0	$ 0